STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Capital Goods - 8.4%
Donaldson	218,800	[a]	11,018,768
Fastenal	403,800		19,729,668
Flowserve	238,500	[a]	7,078,680
Hexcel	306,700		12,080,913
The Toro Company	174,200		13,113,776
			63,021,805
Consumer Durables & Apparel - 2.6%
NIKE, Cl. B	174,400		19,513,616
Consumer Services - 2.0%
McDonald's	70,800		15,117,216
Diversified Financials - 1.9%
Intercontinental Exchange	136,900		14,542,887
Energy - .8%
EOG Resources	136,820		6,203,419
Health Care Equipment & Services - 12.5%
Cerner	212,400		15,583,788
Edwards Lifesciences	204,400	[b]	17,545,696
Henry Schein	253,800	[b]	16,862,472
Intuitive Surgical	22,100	[b]	16,151,564
ResMed	89,300		16,143,654
Stryker	59,500		11,790,520
			94,077,694
Household & Personal Products - 4.1%
Colgate-Palmolive	195,400		15,487,404
The Estee Lauder Companies, Cl. A	67,000		14,855,240
			30,342,644
Materials - 7.4%
Ecolab	88,100		17,362,748
FMC	162,500		17,364,750
Linde	82,800		20,678,472
			55,405,970
Media & Entertainment - 4.1%
Alphabet, Cl. C	11,206	[b]	18,312,621
The Walt Disney Company	91,500		12,066,105
			30,378,726
Pharmaceuticals Biotechnology & Life Sciences - 9.5%
Eli Lilly & Co.	120,200		17,836,478
Illumina	23,600	[b]	8,430,392
Johnson & Johnson	106,800		16,384,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.5% (continued)
Mettler-Toledo International		16,900	[b]	16,406,182
Waters		57,400	[b]	12,413,324
				71,470,564
Retailing - 8.1%
Booking Holdings		6,800	[b]	12,991,060
Dollar General		93,300		18,835,404
O'Reilly Automotive		35,100	[b]	16,343,613
The TJX Companies		224,300		12,289,397
				60,459,474
Semiconductors & Semiconductor Equipment - 2.0%
Texas Instruments		106,400		15,124,760
Software & Services - 22.5%
Adobe		43,100	[b]	22,127,109
Ansys		48,000	[b]	16,272,480
Automatic Data Processing		101,000		14,048,090
Cognizant Technology Solutions, Cl. A		263,000		17,584,180
Jack Henry & Associates		67,600		11,182,392
Manhattan Associates		154,400	[b]	15,015,400
Mastercard, Cl. A		58,400		20,918,296
Microsoft		109,200		24,627,876
Oracle		241,900		13,841,518
Paychex		172,100		13,160,487
				168,777,828
Technology Hardware & Equipment - 11.2%
Amphenol, Cl. A		182,800		20,071,440
Cisco Systems		360,300		15,211,866
Cognex		239,700		16,584,843
IPG Photonics		99,600	[b]	16,108,308
TE Connectivity		169,800		16,402,680
				84,379,137
Transportation - 1.9%
Expeditors International of Washington		159,700		14,115,883
Total Common Stocks (cost $396,354,635)				742,931,623
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,281,083)	0.20	7,281,083	[c]	7,281,083
Total Investments (cost $403,635,718)		99.9%		750,212,706
Cash and Receivables (Net)		.1%		387,993
Net Assets		100.0%		750,600,699

a Security, or portion thereof, on loan. At August 31, 2020, the value of the fund’s securities on loan was $5,446,460 and the value of the collateral was $5,690,833, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	742,931,623	-	-	742,931,623
Investment Companies	7,281,083	-	-	7,281,083

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2020, accumulated net unrealized appreciation on investments was $346,576,988, consisting of $356,159,925 gross unrealized appreciation and $9,582,937 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.